Average Annual Total Returns{- Franklin U.S. Government Securities VIP Fund} - FTVIP Class 2-70 - Franklin U.S. Government Securities VIP Fund	Class 2 Return Before Taxes Past 1 year	Class 2 Return Before Taxes Past 5 years	Class 2 Return Before Taxes Past 10 years	Bloomberg Barclays U.S. Government - Intermediate Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Bloomberg Barclays U.S. Government - Intermediate Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Bloomberg Barclays U.S. Government - Intermediate Index (index reflects no deduction for fees, expenses or taxes) Past 10 years	Lipper VIP General U.S. Government Funds Classification Average (index reflects no deduction for fees, expenses or taxes) Past 1 year	Lipper VIP General U.S. Government Funds Classification Average (index reflects no deduction for fees, expenses or taxes) Past 5 years	Lipper VIP General U.S. Government Funds Classification Average (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	3.83%	2.26%	2.03%	5.73%	2.89%	2.46%	6.76%	3.12%	2.78%